Financial instruments at fair value (Tables)	12 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of assets

At the end of the accounting period, the fair value of the following assets was as follows:

	March 31, 2020				March 31, 2021
$ in thousands
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity investments	54	—	—	54	504	—	—	504